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NEEMA NASSIRI neema.nassiri@dechert.com +1 212 641 5633 Direct +1 212 698 0420 Fax

August 20, 2021

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, D.C. 20549

Re:	Goldman Sachs Trust (“Registrant”)

File Nos. 033-17619 and 811-05349

Post-Effective Amendment No. 847

Ladies and Gentlemen:

On behalf of the Registrant, electronically transmitted for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 847 to the Registrant’s registration statement on Form N-1A (“Registration Statement”) under the 1933 Act and Amendment No. 848 to the Registration Statement under the Investment Company Act of 1940, as amended. This filing is being made for the purposes of (i) registering Service Shares of the Goldman Sachs Enhanced Income Fund (the “Fund”) and (ii) receiving the Securities and Exchange Commission’s review of disclosure related to changes to the principal investment strategy and certain principal risks of the Fund, which could be construed as material.

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 212.641.5633.

Sincerely,

/s/ Neema Nassiri
Neema Nassiri